Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operations:
Net (loss)	$ (45.6)	$ (16.7)	$ (136.3)
Adjustments to reconcile net (loss) to net cash provided from (used for) operations:
Net realized and unrealized investment gains (losses)	(137.3)	20.9	37.7
Amortization of premium on fixed maturity investments	(5.9)	5.8	16.6
Amortization of intangible assets	15.8	15.8	10.2
Depreciation and other amortization	8.2	9.5	8.9
Share-based compensation	9.1	2.0	0.0
Revaluation of contingent consideration	6.3	(9.6)	(48.8)
Impairment of intangible assets	0.0	8.0	5.0
Other operating items:
Net change in loss and loss adjustment expense reserves	357.8	203.7	188.3
Net change in reinsurance recoverable on paid and unpaid losses	(90.9)	(95.7)	(11.1)
Net change in funds held by ceding companies	(111.1)	(48.0)	(38.9)
Net change in unearned insurance and reinsurance premiums	89.1	195.5	55.7
Net change in ceded reinsurance payable	48.4	93.4	22.8
Net change in ceded unearned insurance and reinsurance premiums	(13.3)	(76.3)	14.4
Net change in insurance and reinsurance premiums receivable	(127.0)	(144.1)	(102.3)
Net change in deferred acquisition costs	(10.7)	(28.4)	(27.0)
Net change in funds held under reinsurance treaties	60.6	42.7	5.8
Net change in current and deferred income taxes, net	(5.5)	18.7	13.3
Net change in other assets and liabilities, net	61.8	(89.2)	(50.3)
Net cash provided from (used for) operations	109.8	108.0	(36.0)
Cash flows from investing activities:
Net change in short-term investments	(362.3)	(90.1)	(1.0)
Sales of fixed maturities and convertible fixed maturity investments	573.3	1,373.1	1,422.4
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	407.7	102.7	292.2
Sales of common equity securities	369.3	353.1	87.6
Distributions and redemptions of other long-term investments	74.6	72.4	40.6
Sales of consolidated subsidiaries and unconsolidated affiliates, net of cash sold	0.0	0.0	0.8
Contributions to other long-term investments	(53.4)	(160.1)	(167.5)
Purchases of common equity securities	(336.9)	(505.7)	(222.3)
Purchases of fixed maturities and convertible fixed maturity investments	(726.7)	(1,321.3)	(1,018.5)
Purchases of loan participations	(20.0)	0.0	0.0
Purchases of consolidated subsidiaries, net of cash acquired	0.0	(7.9)	(354.5)
Net change in unsettled investment purchases and sales	(2.6)	(1.2)	(7.9)
Other, net	(0.7)	(4.9)	(5.9)
Net cash (used for) provided from investing activities	(77.7)	(189.9)	66.0
Cash flows from financing activities:
Payment of contingent consideration	(6.9)	(4.4)	(30.6)
Change in collateral held on Interest Rate Cap	(0.1)	0.0	(1.1)
Cash dividends paid to non-controlling interests	(1.0)	0.0	(14.1)
Proceeds from issuance of common shares, net of expenses	0.0	61.2	0.0
Proceeds from issuance of Series B preference shares	0.0	195.8	0.0
Redemption of common shares from CM Bermuda	0.0	(164.0)	0.0
Return of capital to CM Bermuda	0.0	(1.6)	0.0
Redemption of Series A redeemable preference shares	0.0	(95.0)	0.0
Capital contribution from former parent	0.0	1.4	13.3
Issuance of debt, net of issuance costs	0.0	0.0	340.8
Redemption of SIG Preference Shares	0.0	0.0	(250.0)
Repayment of debt	0.0	0.0	(3.8)
Other, net	0.0	0.0	(0.9)
Net cash (used for) provided from financing activities	(8.0)	(6.6)	53.6
Effect of exchange rate changes on cash	(5.7)	(9.9)	9.9
Net increase (decrease) in cash during year	18.4	(98.4)	93.5
Cash and restricted cash balance at beginning of year	132.2	230.6	137.1
Cash and restricted cash balance at end of year	150.6	132.2	230.6
Supplemental disclosures of cash flow information:
Income taxes paid	9.3	19.1	16.7
Interest paid	$ 29.9	$ 30.0	$ 22.0